Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2017 and 2016:

	December 31,
	2017	2016
Changes in benefit obligation:
Benefit obligation at beginning of year	$235,246	$219,360
Service cost	7,655	7,768
Interest cost	9,108	8,929
Exchange rate differences	1,551	(669)
Actuarial losses (gain)	19,794	6,861
Benefits paid	(6,213)	(7,003)
Benefit obligation at end of year	$267,141	$235,246
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	140,240	127,455
Actual return on Plans’ assets (net of expenses)	23,343	10,035
Employer contribution	10,591	9,753
Benefits paid	(6,213)	(7,003)
Fair value of Plans’ assets at end of year	$167,961	$140,240
Accrued benefit cost, end of year:
Funded status	(99,180)	(95,003)
Unrecognized net actuarial loss	71,385	71,839
Unrecognized prior service cost	141	206
	$(27,654)	$(22,958)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(1,580)	(1,254)
Accrued benefit liability, non-current	(97,600)	(93,749)
Accumulated other comprehensive income, pre-tax	71,526	72,045
Net amount recognized	$(27,654)	$(22,958)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2017	2016	2015
Components of the Plans’ net periodic pension cost:
Service cost	$7,655	$7,768	$8,921
Interest cost	9,108	8,929	8,372
Expected return on Plans’ assets	(10,203)	(9,057)	(8,970)
Amortization of prior service cost	64	65	(62)
Amortization of transition amount	—	—	46
Amortization of net actuarial loss	6,161	5,765	6,295
Total net periodic benefit cost	$12,785	$13,470	$14,602
Additional information
Accumulated benefit obligation	$259,242	$227,799	$213,675

Weighted Average Assumptions

	December 31,
	2017	2016
Weighted average assumptions:
Discount rate as of December 31	3.4%	4.3%
Expected long-term rate of return on Plans’ assets	7.1%	7.3%
Rate of compensation increase	2.4%	2.4%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2017	2016
Asset Category:
Equity Securities	66.8%	66.3%
Debt Securities	31.9%	33.1%
Other	1.3%	0.6%
Total	100.0%	100.0%

Target Asset Allocation For The Plan	The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2017	2016
Asset Category:
Equity Securities	65.0%	65.0%
Debt Securities	35.0%	35.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category	The fair value of the asset values by category at December 31, 2017 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$1,913	$1,913	$—	$—
Cash Equivalents:
Money Market Funds (a)	383	383	—	—
Fixed Income Securities:
Mutual Funds (b)	53,519	53,519	—	—
Equity Securities:
International Companies (c)	5,172	5,172	—	—
Mutual Funds (d)	106,974	106,974	—	—
Total	$167,961	$167,961	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
(d)
This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.
Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2017 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$13	$(12)
Benefit obligation	$114	$(103)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2017 and 2016:

	December 31,
	2017	2016
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,053	$1,791
Service cost	64	71
Interest cost	67	60
Actuarial (gain) loss	(439)	233
Employee contribution	36	33
Benefits paid	(140)	(135)
Benefit obligation at end of period	$1,641	$2,053
Change in Plan Assets:
Employer contribution	$104	$102
Employee contribution	36	33
Benefits paid	(140)	(135)
Fair value of Plan assets at end of period	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2017	2016
Accrued benefit cost, end of period:
Funded status	$(1,641)	$(2,053)
Unrecognized net actuarial (gain) loss	(1,420)	(1,110)
Accrued benefit cost, end of period	$(3,061)	$(3,163)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(111)	$(180)
Accrued benefit liability, non-current	(1,531)	(1,873)
Accumulated other comprehensive gain, pretax	(1,419)	(1,110)
Net amount recognized	$(3,061)	$(3,163)

Components of net periodic pension cost (for period):
Service cost	$64	$71
Interest cost	67	60
Amortization of net actuarial gain	(128)	(179)
Total net periodic benefit cost	$3	$(48)

Assumptions as of end of period:
Discount rate	3.17%	3.50%
Health care cost trend rate assumed for next year	5.50%	6.50%
Ultimate health care cost trend rate	3.84%	3.80%